Intangible Assets - Additional Information (Q2) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for intangible assets	$ 0.1	$ 0.5	$ 0.3	$ 1.1	$ 7.8	$ 2.7	$ 1.3